Legal and other reserves - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 88,288,000	$ 23,302,000
Distributable retained earnings	0
Retained earnings, unappropriated amount distributable	$ 914,789,000